ASSETS HELD FOR SALE AND INVENTORIES, NET - Narrative (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories pledged as collateral for liabilities	$ 129,046	$ 129,046
Investments held for sale	$ 4,385	$ 0